Financial instruments and fair value disclosures	12 Months Ended
Dec. 31, 2017
Financial instruments and fair value disclosures
Financial instruments and fair value disclosures

23.          Financial instruments and fair value disclosures:

Refer to significant accounting policy note 3(i).

(a)          Financial instruments by category:

The classification of financial instruments and their carrying amounts are as follows:

As at December 31, 2017:

	Financial	Derivative
	assets at	instruments		Available-for-
	fair value	in a qualifying		sale
	through	hedging	Loans and	financial		Total carrying
	earnings	relationship	receivables	assets	Other	amount
Financial assets:
Current:
Cash and cash equivalents	$—	$—	$19.1	$—	$—	$19.1
Trade and other receivables:
Trade accounts receivable	—	—	273.1	—	—	273.1
Orbital receivables	—	—	30.0	—	—	30.0
Other receivables	—	—	8.9	—	36.2	45.1
	—	—	312.0	—	36.2	348.2
Financial assets, other:
Short-term investments	—	—	—	0.8	—	0.8
Notes receivable	—	—	0.2	—	—	0.2
Derivative financial instruments	7.1	2.5	—	—	—	9.6
Restricted cash	—	—	5.7	—	—	5.7
	7.1	2.5	5.9	0.8	—	16.3
Non-current:
Orbital receivables	—	—	424.2	—	—	424.2
Financial assets, other:
Notes receivable	—	—	20.2	—	—	20.2
Derivative financial instruments	1.6	1.3	—	—	—	2.9
Long-term investments	—	—	—	27.4	—	27.4
Restricted cash	—	—	17.3	—	—	17.3
	1.6	1.3	37.5	27.4	—	67.8

As at December 31, 2017, included in long-term investments is an investment of $26.1 million (C$32.7 million) (December 31, 2016 - $24.4 million (C$32.7 million)) in unquoted equity securities in an entity over which the Company does not have significant influence. The fair value of these unquoted equity securities cannot be reliably determined due to the lack of an active market and are carried at cost.

	Financial	Derivative
	liabilities at	instruments
	fair value	in a qualifying	Other
	through	hedging	financial	Total carrying
	earnings	relationship	liabilities	amount
Financial liabilities:
Current:
Trade and other payables	$—	$—	$236.9	$236.9
Financial liabilities, other:
Non-trade payables	—	—	12.1	12.1
Derivative financial instruments	5.4	1.4	—	6.8
	5.4	1.4	12.1	18.9
Securitization liability	—	—	15.5	15.5
Long-term debt:
Current portion of long-term debt	—	—	11.4	11.4
Obligations under finance leases	—	—	6.7	6.7
	—	—	18.1	18.1
Non-current:
Financial liabilities, other:
Non-trade payables	—	—	11.7	11.7
Derivative financial instruments	1.4	0.7	—	2.1
	1.4	0.7	11.7	13.8
Securitization liability	—	—	90.8	90.8
Long-term debt:
Long-term debt	—	—	2,930.9	2,930.9
Obligations under finance leases	—	—	12.0	12.0
	—	—	2,942.9	2,942.9

As at December 31, 2016:

	Financial	Derivative
	assets at	instruments		Available-for-
	fair value	in a qualifying		sale
	through	hedging	Loans and	financial		Total carrying
	earnings	relationship	receivables	assets	Other	amount
Financial assets:
Current:
Cash and cash equivalents	$—	$—	$14.1	$—	$—	$14.1
Trade and other receivables:
Trade accounts receivable	—	—	175.9	—	—	175.9
Orbital receivables	—	—	27.1	—	—	27.1
Other receivables	—	—	5.7	—	22.4	28.1
	—	—	208.7	—	22.4	231.1
Financial assets, other:
Short-term
investments	—	—	—	5.8	—	5.8
Notes receivable	—	—	38.5	—	—	38.5
Derivative financial instruments	6.1	5.7	—	—	—	11.8
Restricted cash	—	—	8.6	—	—	8.6
	6.1	5.7	47.1	5.8	—	64.7
Non-current:
Orbital receivables	—	—	418.4	—	—	418.4
Financial assets, other:
Notes receivable	—	—	14.0	—	—	14.0
Derivative financial instruments	3.7	2.2	—	—	—	5.9
Long-term investments	—	—	—	24.4	—	24.4
Restricted cash	—	—	16.6	—	—	16.6
	3.7	2.2	30.6	24.4	—	60.9

	Financial	Derivative
	liabilities at	instruments
	fair value	in a qualifying	Other
	through	hedging	financial	Total carrying
	earnings	relationship	liabilities	amount
Financial liabilities:
Current:
Bank overdraft	$—	$—	$17.9	$17.9
Trade and other payables	—	—	186.0	186.0
Financial liabilities, other:
Non-trade payables	—	—	5.4	5.4
Derivative financial instruments	8.8	3.1	—	11.9
	8.8	3.1	5.4	17.3

Securitization liability	—	—	14.9	14.9

Long-term debt:
Long-term debt	—	—	99.9	99.9
Obligations under finance leases	—	—	2.0	2.0
	—	—	101.9	101.9
Non-current:
Financial liabilities, other:
Non-trade payables	—	—	12.6	12.6
Derivative financial instruments	1.3	1.5	—	2.8
	1.3	1.5	12.6	15.4
Securitization liability	—	—	106.3	106.3

Long-term debt:
Long-term debt	—	—	496.0	496.0
Obligations under finance leases	—	—	2.8	2.8
	—	—	498.8	498.8

(b)          Fair value of financial instruments:

Financial instruments carried at amortized cost:

As at December 31, 2017 and 2016, the fair values of all financial instruments carried at amortized cost, other than long-term debt and orbital receivables, approximated their carrying value.

The fair value of long-term debt is estimated based on a discounted cash flow approach, categorized as Level 2 as outlined in the descriptions below. The estimated fair value of long-term debt, excluding obligations under finance leases, at December 31, 2017, was $3,176.3 million (December 31, 2016 - $598.7 million) as compared to the carrying value of $2,942.2 million (December 31, 2016 - $596.0   million). As at December 31, 2017, long-term debt included a designated portion of a net investment hedge, which had a fair value of $297.8 million (December 31, 2016 - $50.2 million) and a carrying value of $271.0 million (December 31, 2016 - $50.0 million). The fair value of obligations under finance leases approximates their carrying value.

The fair value of orbital receivables is estimated based on a discounted cash flow approach using discount rates that reflect the credit risk of counterparties. The estimated fair value of orbital receivables at December 31, 2017 was $507.0 million (December 31, 2016 - $505.0 million) as compared to the carrying value of $454.2 million (December 31, 2016 - $445.6 million).

As at December 31, 2017, the carrying amount of assets pledged as collateral amounted to $3,786.0 million (December 31, 2016 - $1,578.1 million).

Financial instruments carried at fair value:

The table below analyzes financial instruments carried at fair value, by valuation method. The different levels have been defined as follows:

Level 1:  Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).

Level 3: Inputs for the asset or liability that are not based on observable market data (unobservable inputs).

December 31, 2017	Level 1	Level 2	Level 3	Total
Assets
Short-term investments	$0.8	$—	$—	$0.8
Derivative financial instruments	—	12.5	—	12.5
Total assets	$0.8	$12.5	$—	$13.3
Liabilities
Derivative financial instruments	$—	$8.9	$—	$8.9

During the year,  no transfers occurred between Level 1 and Level 2 financial instruments.

December 31, 2016	Level 1	Level 2	Level 3	Total
Assets
Short-term investments	$5.8	$—	$—	$5.8
Derivative financial instruments	—	17.9	—	17.9
Total assets	$5.8	$17.9	$—	$23.7
Liabilities
Derivative financial instruments	$—	$14.7	$—	$14.7

The fair values of the short-term investments are based on their quoted prices. The Company determines fair value of its derivative financial instruments based on internal valuation models, such as discounted cash flow analysis, using management estimates and observable market-based inputs, as applicable. Management estimates include assumptions concerning the amount and timing of estimated future cash flows and application of appropriate discount rates. Observable market-based inputs are sourced from third parties and include interest rates and yield curves, currency spot and forward rates, and credit spreads, as applicable.

(c)          Credit risk:

The Company is exposed to credit risk through its cash and cash equivalents, restricted cash, short-term investments, trade and other receivables, non-securitized orbital receivables, notes receivable and derivative financial instruments.

The Company’s credit exposure through receivables relates to a diverse group of customers, including government customers, in multiple geographic regions purchasing a wide variety of products and services from the Company, and is therefore mitigated by a reduced concentration of risk.

Customers are assessed for credit risk based on the nature of the customer organization, financial health, and credit history with the Company and others. Credit limits or maximum exposures under revenue contracts are identified, approved and monitored. In some cases, the Company will procure credit insurance to mitigate its exposure.

Trade and other receivables, non-securitized orbital receivables, and notes receivable are considered for impairment on a case by case basis and provided for when objective evidence is received that a customer may default.

The amount of financial assets recognized on the balance sheet as at December 31, 2017 and 2016 are summarized in the carrying values tables in note 23(a). The carrying amount of these assets represent their maximum credit exposure, with the exception of derivative financial instruments subject to master netting arrangements as described in note 23(g).

The Company’s trade receivables and allowance for doubtful accounts are shown in the following table:

	December 31,	December 31,
	2017	2016
Trade receivables	$282.8	$180.9
Less: allowance for doubtful accounts	(9.7)	(5.0)
Trade receivables, net of allowance for doubtful accounts	$273.1	$175.9

The aging of trade receivables at the reporting date was:

	December 31,	December 31,
	2017	2016
Not past due	$208.3	$130.1
Past due 1 - 30 days	52.5	15.0
Past due 31 - 90 days	6.8	5.7
Past due 90+ days	5.5	25.1
	$273.1	$175.9

Allowance for doubtful accounts:

Balance as at December 31, 2015	$8.9
Allowance reversed	(3.7)
Foreign exchange	(0.2)
Balance as at December 31, 2016	5.0
Bad debt expense	4.7
Balance as at December 31, 2017	$9.7

In implementing all its derivative financial instruments, the Company deals with counterparties and is therefore exposed to credit related losses in the event of non-performance by these counterparties. However, the Company deals with counterparties that are major financial institutions, and does not expect any of the counterparties to fail to meet their obligations.

During the year, the Company has also provided an indemnity to Export Development Canada (“EDC”) in partial support of selected satellite financings provided by EDC. The indemnity is not recognized on the balance sheet and if it was called upon, the maximum value of the indemnity as at December 31, 2017 was $50.3 million (December 31, 2016 -  $29.7 million).

(d)          Liquidity risk:

The Company’s liquidity risk is the risk it may not be able to meet its contractual obligations associated with financial liabilities as they come due. The Company’s principal sources of liquidity are cash provided by operations, including collection of orbital receivables and advance payments from customers related to long-term construction contracts and service contracts, and access to credit facilities and equity capital resources, including public common share offerings. The Company’s short-term cash requirements are primarily to fund working capital, with medium term requirements to service and repay debt, and invest in capital and intangible assets, and research and development for growth initiatives. Cash is also used to pay dividends and finance other long-term strategic initiatives. For the foreseeable future, the Company believes that these principal sources of liquidity are sufficient to maintain the Company’s capacity and to meet planned growth and development activities.

The maturities of the contractual cash flows of the Company’s financial liabilities are shown in the following table:

			Maturing in			Maturing
	Carrying	Contractual	less than	Maturing in	Maturing in	beyond
December 31, 2017	amount	cash flows	1 year	1 to 2 years	2 to 5 years	5 years
Non-derivative financial liabilities:
Bank overdraft	$—	$—	$—	$—	$—	$—
Trade and other payables	236.8	236.8	236.8	—	—	—
Financial liabilities, other:
Non-trade payables	14.4	14.6	2.6	1.3	3.9	6.8
Securitization liability	106.3	108.8	16.3	15.6	57.3	19.6
Long-term debt:
Obligations under finance leases	18.8	20.5	7.4	6.4	6.7	—
Long-term debt, Including interest	2,942.2	3,799.1	169.9	160.5	1,407.7	2,061.0
	2,961.0	3,819.6	177.3	166.9	1,414.4	2,061.0
	3,318.5	4,179.8	433.0	183.8	1,475.6	2,087.4
Derivative financial liabilities:
Foreign exchange forward contracts	8.0	8.1	6.4	1.5	0.2	—
Other derivative instruments	0.9	0.9	0.4	0.4	0.1	—
	8.9	9.0	6.8	1.9	0.3	—
	$3,327.4	$4,188.8	$439.8	$185.7	$1,475.9	$2,087.4

			Maturing in			Maturing
	Carrying	Contractual	less than	Maturing in	Maturing in	beyond
December 31, 2016	amount	cash flows	1 year	1 to 2 years	2 to 5 years	5 years
Non-derivative financial liabilities:
Bank overdraft	$17.9	$17.9	$17.9	$—	$—	$—
Trade and other payables	186.0	186.0	186.0	—	—	—
Financial liabilities, other:
Non-trade payables	18.1	18.7	6.2	2.0	6.2	4.3
Securitization liability	121.2	151.9	22.6	22.3	63.9	43.1
Long-term debt:
Obligations under finance leases	4.8	5.1	2.4	1.7	1.0	—
Long-term debt, Including interest	596.0	694.2	119.2	20.3	400.9	153.8
	600.8	699.3	121.6	22.0	401.9	153.8
	944.0	1,073.7	354.3	46.3	472.0	201.1
Derivative financial liabilities:
Foreign exchange forward contracts	12.8	12.9	10.4	1.6	0.9	—
Other derivative instruments	1.9	1.9	1.5	0.3	0.1	—
	14.7	14.8	11.9	1.9	1.0	—
	$958.7	$1,088.5	$366.2	$48.2	$473.0	$201.1

(e)          Interest rate risk:

The Company is exposed to fluctuations in interest rates since a proportion of its capital structure consists of variable rate debt. The following table presents the effect of an increase or decrease in interest rates, all other variables remaining constant, on net earnings and other comprehensive income for the period ended December 31, 2017:

	50 basis points higher		50 basis points lower
		Effect on other	Effect on other
	Effect on	comprehensive	Effect on	comprehensive
	net earnings	income	net earnings	income
Interest rate risk	$(4.3)	$—	$4.3	$—

(f)           Foreign exchange risk:

The Company is exposed to foreign exchange risk on sales contracts, purchase contracts and debt denominated in currencies other than the functional currency of the Company’s contracting entity. For Canadian operations, this is typically the United States dollar or Euro. For United States operations, this is typically the Euro or Japanese yen. The Company is also exposed to foreign currency risk on the net assets of its foreign operations.

The Company maintains a hedging program and enters into foreign exchange forward contracts to hedge the significant majority of the exposure arising from expected foreign currency denominated cash flows. The term of the foreign exchange forward contracts can range from less than one month to several years. The Company also enters into foreign exchange forward contracts to manage exposures from certain intercompany loans, miscellaneous foreign currency payables and receivables, borrowings in foreign currency and investments in foreign operations. The Company does not enter into foreign exchange forward contracts for trading or speculative purposes.

As at December 31, 2017, the Company had Canadian dollar foreign exchange forward purchase contracts for $190.8 million (December 31, 2016 - $193.0 million) and United States dollar foreign exchange purchase contracts for $57.9 million (December 31, 2016 - $30.7 million). The Company also had Canadian dollar foreign exchange forward sales contracts for $354.4 million (December 31, 2016 - $301.2 million) and United States dollar foreign exchange forward sales contracts for $77.0 million (December 31, 2016 - $170.4 million).

The following table summarizes the Company’s foreign exchange forward contracts outstanding, which have been recorded on the balance sheet at fair value as assets and liabilities as appropriate:

				Carrying
		Average		value
	Notional	exchange		asset
December 31, 2017	amount	rate	Maturity dates	(liability)
Purchase contracts settled in Canadian dollars:
U.S. dollar	165.3	1.2742	January 2018 - Oct 2020	$(2.7)
Euro	15.7	1.4998	January 2018 - September 2020	0.2
British pound	2.4	1.6919	January 2018 - January 2019	—
Sales contracts settled in Canadian dollars:
U.S. dollar	311.5	1.2790	January 2018 - January 2021	$6.5
Euro	26.1	1.4926	January 2018 - January 2021	(0.6)
British pound	1.9	1.7206	January 2018 - January 2019	—
Purchase contracts settled in United States dollars:
Japanese yen	2,231.2	0.0092	March 2018 - March 2019	$(0.5)
Euro	31.9	1.1530	January 2018 - April 2019	2.1
Sales contracts settled in United States dollars:
Japanese yen	1,115.5	0.0092	March 2018 - March 2019	$0.2
Euro	57.6	1.1584	January 2018 - April 2019	(3.3)

				Carrying
		Average		value
	Notional	exchange		asset
December 31, 2016	amount	rate	Maturity dates	(liability)
Purchase contracts settled in Canadian dollars:
U.S. dollar	175.2	1.3100	January 2017 - March 2020	$3.8
Euro	14.8	1.4163	January 2017 - September 2018	0.1
British pound	3.1	1.8305	January 2017 - March 2018	(0.4)
Sales contracts settled in Canadian dollars:
U.S. dollar	282.4	1.2962	January 2017 - January 2021	$(8.5)
Euro	23.2	1.4414	January 2017 - January 2021	0.1
British pound	2.4	1.7976	January 2017 - March 2018	0.2
Purchase contracts settled in United States dollars:
Japanese yen	1,726.3	0.0096	March 2017 - March 2019	$(1.4)
Euro	11.7	1.0767	January 2017 - April 2017	(0.2)
Sales contracts settled in United States dollars:
Japanese yen	3,276.7	0.0084	January 2017 - October 2017	$(0.9)
Euro	126.9	1.1270	January 2017 - April 2019	6.9

Cash flow hedges:

The Company applies cash flow hedge accounting when a foreign exchange contract is included in a qualifying hedging relationship as described in note 3(i)(iii).

The following table indicates the periods in which the cash flows associated with designated cash flow hedges are expected to occur and to impact earnings and the carrying amounts of the related hedging instruments:

			Maturing in			Maturing
	Carrying	Expected	less than	Maturing in	Maturing in	beyond
December 31, 2017	amount	cash flows	1 year	1 to 2 years	2 to 5 years	5 years
Foreign exchange forward contracts:
Assets	$3.8	$4.3	$3.0	$1.0	$0.3	$—
Liabilities	2.1	2.2	1.4	0.5	0.3	—

			Maturing in			Maturing
	Carrying	Expected	less than	Maturing in	Maturing in	beyond
December 31, 2016	amount	cash flows	1 year	1 to 2 years	2 to 5 years	5 years
Foreign exchange forward contracts:
Assets	$7.9	$8.1	$5.8	$1.6	$0.7	$—
Liabilities	4.6	4.7	3.1	0.8	0.8	—

Net investment hedges:

As at December 31, 2017, the Company had designated $271.0 million of its $2.0 billion Term Loan B as a hedge of its investment in certain U.S. subsidiaries. As of December 31, 2016, the Company had designated $50.0 million of its $100.0 million 2017 Term Notes and $21.0 million of foreign exchange sell contracts as a hedge of its investment in certain U.S. subsidiaries. Foreign exchange gains and losses arising from the translation of the designated portion of the Term Loan B are recognized in other comprehensive income to the extent that the hedges are effective and are recognized in the consolidated statements of earnings to the extent that the hedges are ineffective.

Foreign exchange sensitivity:

The following table presents the effect of the strengthening and weakening of various currencies (all other variables remaining constant) on the fair valuation of financial instruments as at December 31 and the corresponding effect on net earnings and other comprehensive income:

		Currency 1 strengthens 10%		Currency 1 weakens 10%
		against currency 2		against currency 2
			Effect on other		Effect on other
		Effect on	comprehensive	Effect on	comprehensive
Currency 1	Currency 2	net earnings	income	net earnings	income
December 31, 2017
U.S. dollar	Canadian dollar	$(7.6)	$(6.8)	$7.6	$6.8
British pound	Canadian dollar	—	0.1	—	(0.1)
Euro	Canadian dollar	(0.4)	(0.4)	0.4	0.4
New Zealand dollar	Canadian dollar	—	(0.1)	—	0.1
Euro	U.S. dollar	3.4	(1.4)	(3.4)	1.4
Japanese yen	U.S. dollar	0.2	—	(0.2)	—
December 31, 2016
U.S. dollar	Canadian dollar	$0.1	$(5.4)	$(0.1)	$5.4
Euro	Canadian dollar	(0.3)	(0.6)	0.3	0.6
Euro	U.S. dollar	4.9	(9.8)	(4.9)	9.8
Japanese yen	U.S. dollar	0.8	(2.5)	(0.8)	2.5

(g)          Master netting agreements:

Certain of the Company’s derivative financial assets and liabilities are subject to master netting arrangements that do not meet the offsetting criteria under IAS 32 - Financial Instruments: Presentation as the Company does not have a current legally enforceable right to set off recognized amounts and the intention to settle on a net basis, the assets and liabilities, simultaneously. The right of offset is enforceable only on the occurrence of a future trigger such as a credit event.

The following table sets out the carrying amounts of foreign exchange forward contracts that are subject to the master netting agreements described above:

	Gross
	and net
	amounts	Financial
	in the	instruments	Amount
	consolidated	that are	if presented
December 31, 2017	balance sheet	not offset	net
Derivative financial assets:
Foreign exchange forward contracts	$9.9	$6.5	$3.4
Derivative financial liabilities:
Foreign exchange forward contracts	8.0	6.5	1.5

	Gross
	and net
	amounts	Financial
	in the	instruments	Amount
	consolidated	that are	if presented
December 31, 2016	balance sheet	not offset	net
Derivative financial assets:
Foreign exchange forward contracts	$12.5	$8.1	$4.4
Other derivative instruments	5.3	—	5.3
	17.8	8.1	9.7
Derivative financial liabilities:
Foreign exchange forward contracts	12.7	8.1	4.6
Other derivative instruments	1.9	—	1.9
	14.6	8.1	6.5